LEASES (Details Narrative)														3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2022 USD ($)	Jul. 01, 2022 USD ($)	Apr. 02, 2022 USD ($)	Feb. 01, 2022 USD ($)	Feb. 01, 2022	Jan. 24, 2022 USD ($) ft²	Jan. 24, 2022 USD ($) ft²	Dec. 23, 2021 USD ($)	Oct. 11, 2021 USD ($)	Oct. 11, 2021	Oct. 02, 2021 USD ($)	Oct. 02, 2021 USD ($)	Oct. 01, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset														$ 343,291		$ 343,291		$ 140,628
Operating lease liabilities														3,421,780		3,421,780		3,746,498
Payment for rent														696,643	$ 0	1,894,485	$ 7,020	497,177	10,802
Security deposit														$ 2,593		$ 2,593		$ 3,587
Area of land | ft²						3,521	3,521
Operating lease weighted average remaining lease term														2 years 3 months		2 years 3 months		2 years
Operating lease weighted average discount rate														5.58%		5.58%		10.14%
Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset																		$ 122,866
Payment for rent														$ 670,938		$ 1,854,814		$ 477,140
Kelford and Carrolton Yards [Member]
Restructuring Cost and Reserve [Line Items]
Payment for rent			$ 50,000
Empire Services Inc [Member]
Restructuring Cost and Reserve [Line Items]
Payment for rent	$ 11,200		$ 199,821				$ 3,668
Lease, description			The Company is required to pay $199,821 per month in rent for these facilities from April to December 2022 and increasing by 3% on January 1st of every year thereafter.
Operating lease term	5 years
Empire Services Inc [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description						the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which was expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”).		Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months		Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on the first of every year thereafter
Lease expiration date								Dec. 23, 2025		Jan. 01, 2024
Operating lease term									5 years	5 years
Lessee operating option to extend								the Company does not have an option to renew or extend		the Company has two options to extend the leases by 5 years per option
Empire Services Inc [Member] | January 01, 2024 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Payment for rent									$ 9,677
Lease, description				Under the terms of the lease, the Company is required to pay $8,000 per month for the facility beginning February 1, 2022 and increasing by 3% on January 1, 2023.					Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on January 1st of every year thereafter.
Lease expiration date				Jan. 01, 2024					Jan. 01, 2024
Operating lease term									5 years	5 years
Lessee operating option to extend									the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements
Payments for rent thereafter									$ 15,000
Empire Services Inc [Member] | December 23, 2025 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description								Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months
Lease expiration date								Dec. 23, 2025
Lessee operating option to extend								the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease
Empire Services Inc [Member] | July 31, 2024 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description		Under the terms of the lease, Empire was required to pay $2,930 per month thereafter for a period of 24 months.
Lease expiration date		Jul. 31, 2024
Lessee operating option to extend		the Company does not have an option to renew or extend. The Company is responsible to any damage to the equipment under the terms of the lease.
Payments for rent thereafter		$ 2,930
Empire Services Inc [Member] | Scrap Metal Yards [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset											$ 3,492,531	$ 3,492,531	$ 3,492,531
Operating lease liabilities											$ 3,650,358	3,650,358	3,650,358
Payment for rent												$ 145,821	145,821
Lease, description												Under the terms of the leases, Empire is required to pay an aggregate of $145,821 per month and increasing by 3% on the first of every year
Lease expiration date	Jan. 01, 2024											Jan. 01, 2024
Operating lease term											5 years	5 years
Lessee operating option to extend												the Company has two options to extend the leases by 5 years per option
Empire Services Inc [Member] | Scrap Metal Yards [Member] | January 01, 2024 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease term				5 years	5 years
Additional lessee operating lease renewal term					5 years
Empire Services Inc [Member] | Kelford and Carrolton Yards [Member]
Restructuring Cost and Reserve [Line Items]
Payment for rent			$ 50,000
Empire Services Inc [Member] | Office Lease [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset											$ 30,699	$ 30,699
Operating lease liabilities											31,061	31,061
Payment for rent												$ 1,150
Lease, description												Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022.
Lease expiration date												Mar. 31, 2024
Security deposit						$ 3,668	$ 3,668				1,150	$ 1,150
Lessee operating option to extend												The Company does not have an option to extend the lease
Empire Services Inc [Member] | Office Lease [Member] | March 31, 2024 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset													30,699
Operating lease liabilities													$ 31,061
Payment for rent											$ 1,150
Lease, description													Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022.
Lease expiration date											Mar. 31, 2024
Security deposit													$ 1,150
Lessee operating option to extend													The Company does not have an option to extend the lease. The Company cannot sublease the office under the lease agreements.
Empire Services Inc [Member] | Office Lease [Member] | January 01, 2024 [Member]
Restructuring Cost and Reserve [Line Items]
Payment for rent				$ 8,000
Empire Services Inc [Member] | Office Lease [Member] | December 23, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Payment for rent								$ 18,000
Payments for rent thereafter								$ 1,000
Empire Services Inc [Member] | Automobiles [Member] | February 18, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset											$ 26,804	$ 26,804	$ 26,804
Operating lease liabilities											18,661	18,661	18,661
Payment for rent											$ 750		$ 750
Lease, description											Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025		Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025 and the Company does not have an option to renew or extend
Lease expiration date											Feb. 18, 2025		Feb. 18, 2025
Lessee operating option to extend											the Company does not have an option to renew or extend		the Company does not have an option to renew or extend. The Company is responsible for any damage to the automobile under the terms of the lease
Empire Services Inc [Member] | Automobiles [Member] | February 15, 2026 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset											$ 34,261	34,261	$ 34,261
Operating lease liabilities											27,757	27,757	27,757
Payment for rent											$ 650		$ 650
Lease, description											Under the terms of the lease, Empire is required to pay $650 per month until the lease expires on February 15, 2026
Lease expiration date											Feb. 15, 2026		Feb. 15, 2026
Lessee operating option to extend											the Company does not have an option to renew or extend
Empire Services Inc [Member] | Automobiles [Member] | December 29, 2021 [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, right-of-use asset											$ 1,666	1,666
Operating lease liabilities											1,383	$ 1,383
Payment for rent											$ 700
Lease, description											Under the terms of the lease, Empire was required to pay $700 per month until the lease expired on December 29, 2021.
Lease expiration date											Dec. 29, 2021